Offsets	May 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94079
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 165.42
Explanation for Claimed Amount	An aggregate fee of $1,372.83 was paid with the filing of the Schedule TO-I by KKR FS Income Trust on September 2, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed October 27, 2025 was $1,007.44 as $6,580,284.10 of shares were tendered. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $365.39 of the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the remaining filing fee due in connection with the filing of the Schedule TO-I by KKR FS Income Trust on December 1, 2025 (the "December 2025 Schedule TO-I"). More specifically, $176.35 from the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the final transaction fee due from the December 2025 Schedule TO-I filing, and the remaining $189.04 from the September 2025 Schedule TO-I remained available to offset future filings. A portion of the remaining $189.04 of the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the remaining filing fee due in connection with the filing of the Schedule TO-I by KKR FS Income Trust on March 2, 2026 (the "March 2026 Schedule TO-I"). More specifically, $23.62 from the filing fee paid in connection with the September 2025 Schedule TO-I was used to offset the final transaction fee due from the March 2026 Schedule TO-I filing. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $165.42 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust
Form or Filing Type	SC TO
File Number	005-94079
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 165.42